J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF

JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF

JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated May 14, 2024

to the current Summary Prospectuses and Prospectus, as supplemented

Effective May 31, 2024, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Naveen Kumar	2023	Executive Director
Evan Olonoff	2023	Executive Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers” section of the Funds’ Prospectus is hereby deleted in its entirety and replaced with the following:

BetaBuilders U.S. Treasury Bond 1-3 Year ETF, BetaBuilders U.S. Treasury Bond 3-10 Year ETF, BetaBuilders U.S. Treasury Bond 20+ Year ETF and BetaBuilders U.S. TIPS 0-5 Year ETF

The portfolio management team utilizes a team-based approach, and each Fund’s portfolio management team is comprised of Naveen Kumar and Evan Olonoff. The team is responsible for managing each Fund on a day-to-day basis. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy and overseeing members of the portfolio management team that have more limited responsibilities.

Mr. Kumar, an Executive Director of JPMIM, is a member of the Global Fixed Income, Currency & Commodities (GFICC) group and a portfolio manager on the U.S. Rates team. An employee since 2011, he previously worked for the Global Head of Strategic Product Management from 2014 to 2016 and on the JPMorgan Private Bank Manager Selection Team specializing in equities from 2011 to 2014. Mr. Kumar holds a Bachelor of Arts in Economics from Northwestern University.

Mr. Olonoff, a CFA charterholder and an Executive Director of JPMIM, is a member of the GFICC group on the U.S. Rates Team, focusing on interest rates and inflation. Additionally, he works with the Global Aggregate Team, specializing in multi-sector bond strategies for institutional and retail clients. An employee since 2012, he previously worked in the commodities group and continues to provide commentary on the energy and industrial metals sectors as part of the platform’s investment process. Mr. Olonoff graduated from the University of Pennsylvania with a Bachelor of Arts in Philosophy, Politics, and Economics and a minor in Classical Studies.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

SUP-BBGOVETF-524

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF

JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF

JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated May 14, 2024

to the current Statement of Additional Information, as supplemented

Effective May 31, 2024, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Funds is deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of August 31, 2023:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Naveen Kumar	11	$4,133,010	25	$6,040,456	15	$2,515,063
Evan Olonoff	1	26	0	0	6	4,038,516

BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Naveen Kumar	11	4,133,063	25	6,040,456	15	2,515,063
Evan Olonoff	1	26	0	0	6	4,038,516

BetaBuilders U.S. Treasury Bond 20+ Year ETF
Naveen Kumar	11	4,085,161	25	6,040,456	15	2,515,063
Evan Olonoff	1	26	0	0	6	4,038,516

BetaBuilders U.S. TIPS 0-5 Year ETF
Naveen Kumar	11	4,129,852	25	6,040,456	15	2,515,063
Evan Olonoff	1	26	0	0	6	4,038,516

SUP-SAI-BBGOVETF-524

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of August 31, 2023:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Naveen Kumar	0	$0	0	$0	0	$0
Evan Olonoff	0	0	0	0	0	0

BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Naveen Kumar	0	0	0	0	0	0
Evan Olonoff	0	0	0	0	0	0

BetaBuilders U.S. Treasury Bond 20+ Year ETF
Naveen Kumar	0	0	0	0	0	0
Evan Olonoff	0	0	0	0	0	0

BetaBuilders U.S. TIPS 0-5 Year ETF
Naveen Kumar	0	0	0	0	0	0
Evan Olonoff	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE